Note 15 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six-month period ended June 30,
	2018	2019
	Basic EPS	Basic EPS
Net income	$33,467	$27,136
Less: paid and accrued earnings allocated to Preferred Stock	(14,782)	(15,547)
Net income available to common stockholders	18,685	11,589
Weighted average number of common shares, basic	109,340,800	113,540,975
Weighted average number of common shares, diluted	109,340,800	116,490,307
Earnings per common share, basic and diluted	$0.17	$0.10